Convertible Notes Payable – Related Parties (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Convertible Promissory Notes Issued

During the year ended December 31, 2020, the Company issued nine convertible promissory notes totaling $1,075,000 (the “2020 Notes”) as follows:

Amount		Dated	Conversion Rate

$25,000	(1)	01/02/20	$3.00
250,000	(2)	01/23/20	3.00
300,000	(1)	03/09/20	3.00
50,000	(2)	05/01/20	3.00
50,000	(2)	05/27/20	3.00
50,000	(2)	05/27/20	3.00
100,000	(3)	06/24/20	5.00
125,000	(4)	09/11/20	5.00
125,000	(4)	09/16/20	5.00
$1,075,000

1.	Issued to a non-affiliate.
2.	Issued to a Secured and Collateralized Lending LLC, an entity run by a consultant of the Company.
3.	Issued to BBBY, Ltd, an LLC of which Byron Young, a Company Director, is a manager and a member.
4.	Issued to Asia Pacific Partners Inc., an entity run by a consultant of the Company.

Schedule of Assumptions for Black-Scholes Valuation Model

Reporting Date	Relative Fair Value	Term (Years)	Exercise Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate

05/10/2021	$1,026,300	5	$6.00	$4.27	299%	0.0080
05/05/2021	$203,532	5	$6.00	$4.21	299%	0.0080
05/19/2021	$62,033	5	$6.00	$4.30	312%	0.0089

The fair value of these warrants was measured using the Black-Scholes valuation model at the grant date. The table below sets forth the assumptions for Black-Scholes valuation model on the respective reporting date as follows:

Reporting Date	Fair Value	Term (Years)	Exercise Price	Market Price on Grant Date	Volatility Percentage	Risk-free Rate

04/20/2022	$1,245,279	5	$2.79	$1.11	281%	0.0287

				Market
				Price
Reporting	Relative	Term	Exercise	on Grant	Volatility	Risk-free
Date	Fair Value	(Years)	Price	Date	Percentage	Rate
05/10/2021	$1,026,300	5	$6.00	$4.27	299%	0.0080
05/05/2021	$203,532	5	$6.00	$4.21	299%	0.0080
05/19/2021	$62,033	5	$6.00	$4.30	312%	0.0089

Schedule of Convertible Promissory Notes

The following table sets forth a summary of the principal balances of the Company’s convertible promissory notes activity for the year and Nine-months ended September 30, 2022:

Balance, December 31, 2020	$525,000
Conversions of Notes	(525,000)
2021 Notes	3,150,000
Cash payments on Notes	(3,150,000
Principal Balance, December 31, 2021	-
2022 Notes	2,000,000
Principal Balance, September 30, 2022	$2,000,000

During the year ended December 31, 2021, the 2021 Notes were paid in full in cash. The following table sets forth a summary of the principal balances of the Company’s convertible promissory notes activity for the years ended December 31, 2021 and 2020:

Principal Balance, December 31, 2019	$300,000
2020 Notes	1,075,000
Conversions of Notes	(350,000)
Payments on Notes	(500,000)
Balance, December 31, 2020	525,000
Conversions of Notes	(525,000)
2021 Notes	3,150,000
Payments on Notes	(3,150,000)
Principal Balance, December 31, 2021	$-